Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (12,627,000)	$ (98,478,000)	$ (125,501,000)	$ (100,621,000)
Adjustments to reconcile net loss to net cash provided (used in) operating activities:
Provision for doubtful accounts	1,500,000	11,699,000	18,938,000	22,975,000
Depreciation and amortization	8,463,000	66,015,000	73,213,000	73,455,000
Impairment losses			1,726,000	25,284,000
Fair value change of call option				1,201,000
Fair value change of equity investment	148,000	1,151,000	(41,000)	(336,000)
Deferred tax benefit	(1,255,000)	(9,787,000)	(7,673,000)	(16,945,000)
Amortization of corporate bond discount	114,000	891,000	5,911,000	6,396,000
Amortization of Promissory Note discount			17,086,000	16,782,000
Amortization of convertible notes discount	6,573,000	51,279,000	22,285,000
Share of losses of equity-method investments	32,000	249,000	356,000	533,000
Share based payment for service			14,067,000
Gain on disposal of subsidiaries				(573,000)
(Gain) loss on disposal of property and equipment			195,000	(925,000)
Gain on lease termination	(474,000)	(3,694,000)	(867,000)	(83,000)
Gain on troubled debt restructuring			(4,934,000)
Gain on waiver of convertible note interest	(611,000)	(4,765,000)	(1,785,000)
Gain on waiver of short-term borrowings and related interest payable	(50,000)	(392,000)	(1,850,000)
Change in operating assets and liabilities:
Inventories	2,359,000	18,404,000	(8,521,000)	(2,227,000)
Trade and notes receivables	(217,000)	(1,689,000)	(64,990,000)	38,408,000
Trade and notes receivables -related parties	823,000	6,418,000	5,783,000	(6,131,000)
Prepayments, other receivables and other assets	850,000	6,630,000	7,478,000	(29,602,000)
Contract assets	42,000	325,000	3,619,000	(9,701,000)
Trade payables	836,000	6,519,000	(7,594,000)	(7,960,000)
Trade payables - related parties	(134,000)	(1,050,000)	31,000	820,000
Income taxes payable	(365,000)	(2,851,000)	4,737,000	2,637,000
Contract liabilities	(600,000)	(4,691,000)	(2,125,000)	(14,756,000)
Other payables and accrued liabilities	53,000	403,000	21,372,000	7,509,000
Net cash provided by (used in) operating activities	5,460,000	42,586,000	(29,084,000)	6,140,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of property and equipment	35,000	273,000	39,000	1,431,000
Capital contribution to a joint venture				(114,000)
Receipt of settlement of loan to related parties	1,816,000	14,163,000	14,990,000	24,623,000
Loan to related parties	(2,192,000)	(17,096,000)	(16,437,000)	(16,648,000)
Purchases of other intangible assets	(50,000)	(393,000)	(943,000)	(2,079,000)
Purchases of property and equipment	(55,000)	(429,000)	(811,000)	(13,214,000)
Repayment of consideration payable	(11,090,000)	(86,500,000)
Net cash used in investing activities	(11,536,000)	(89,982,000)	(3,162,000)	(6,001,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of ordinary shares, net	11,014,000	85,913,000
Proceeds from exercise of share options	822,000	6,409,000
Proceeds from issue of corporate bonds			8,000,000	84,500,000
Payments of debt issue cost			(560,000)	(5,565,000)
Repayment of corporate bonds	(5,606,000)	(43,728,000)	(80,900,000)	(55,500,000)
Proceeds from issue of convertible notes	845,000	6,588,000	62,698,000
Proceeds from deposit of convertible notes			46,965,000
Proceeds from bank borrowing	1,509,000	11,774,000	6,021,000
Proceeds from short-term borrowings - related parties	592,000	4,620,000	1,765,000	16,018,000
Repayment of short-term borrowings - related parties	(1,288,000)	(10,047,000)	(7,805,000)	(8,030,000)
Principal payments under capital lease obligation	(1,057,000)	(8,247,000)	(11,280,000)	(13,342,000)
Proceeds from short-term borrowings	2,536,000	19,782,000	6,375,000	24,445,000
Repayment of short-term borrowings	(1,507,000)	(11,756,000)	(2,500,000)	(52,448,000)
Repayment of bank overdraft	(746,000)	(5,819,000)	(3,445,000)
Dividend paid to non-controlling interests	(398,000)	(3,105,000)	(6,743,000)
Net cash (used in) provided by financing activities	6,716,000	52,384,000	18,591,000	(9,922,000)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(639,000)	(4,981,000)	1,193,000	(174,000)
CHANGE IN CASH ADND CASH EQUIVALENTS AND RESTRICTED CSAH	1,000	7,000	(12,462,000)	(9,957,000)
CASH AND CAHS EQUIVALENTS AND RESTRICTED CASH, beginning of year	4,034,000	31,463,000	43,925,000	53,882,000
CASH AND CAHS EQUIVALENTS AND RESTRICTED CASH, end of year	4,035,000	31,470,000	31,463,000	43,925,000
Cash and cash equivalents	4,035,000	31,470,000	30,240,000	37,709,000
Restricted cash			1,223,000	6,216,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for income tax	1,199,000	9,356,000	3,256,000	6,527,000
Cash paid for interest expenses	2,467,000	19,245,000	17,398,000	25,327,000
Supplemental schedule of non-cash investing and financing activities :
Account receivables settled by financial asset		33,000
Recognition of ROU assets and lease liabilities	1,087,000	8,479,000	3,468,000	9,620,000
Termination of lease	4,373,000	34,112,000
Conversion of convertible debt into common stock	4,213,000	32,861,000	17,438,000
Beneficial conversion feature resulted from issuance of convertible notes	4,634,000	36,148,000	40,935,000
Warrant subscription rights allocated from convertible notes	2,231,000	17,405,000	12,490,000
Issuance of ordinary shares upon exercise of share options offset by short term borrowings	497,000	3,875,000
Conversion of promissory note into preference shares	23,652,000	184,485,000
Subscription right to the Subscriber of Promissory Note			2,166,000
Deposit received for convertible notes	6,021,000	46,965,000
Dividend payable to Non-controlling interest	$ 194,000	$ 1,511,000